UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                              as of May 31, 2017 (Unaudited)

Deutsche Ultra-Short Investment Grade Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 60.4%
Consumer Discretionary 5.9%
Toyota Motor Credit Corp., 1.25%, 10/5/2017	350,000	349,943
Walt Disney Co., 1.475% *, 1/8/2019	250,000	251,268
		601,211
Consumer Staples 2.5%
PepsiCo, Inc., Series 1, 1.0%, 10/13/2017	250,000	249,835
Energy 8.4%
Chevron Corp., 1.69% *, 11/16/2018	250,000	251,465
Statoil ASA, 3.125%, 8/17/2017	350,000	351,239
XTO Energy, Inc., 6.25%, 8/1/2017	250,000	251,978
		854,682
Financials 32.6%
Bank of Montreal, 1.515% *, 4/10/2018	222,000	222,079
Berkshire Hathaway Finance Corp.:
1.456% *, 1/12/2018	150,000	150,319
1.475% *, 1/10/2020	250,000	251,189
BNP Paribas SA:
2.375%, 9/14/2017	150,000	150,410
2.45%, 3/17/2019	200,000	201,847
Commonwealth Bank of Australia, 1.9%, 9/18/2017	250,000	250,407
HSBC Bank PLC, 144A, 1.822% *, 5/15/2018	250,000	251,218
New York Life Global Funding, 144A, 1.428% *, 4/9/2020	250,000	250,484
Nordea Bank AB, 144A, 1.988% *, 9/17/2018	250,000	252,187
Royal Bank of Canada, 1.415% *, 10/13/2017	150,000	150,097
Skandinaviska Enskilda Banken AB, 144A, 2.375%, 3/25/2019	200,000	201,364
Toronto-Dominion Bank:
1.578% *, 1/18/2019	250,000	250,828
1.693% *, 7/23/2018	250,000	251,034
Wells Fargo Bank NA, 1.893% *, 1/22/2018	250,000	251,099
Westpac Banking Corp., 1.912% *, 7/30/2018	235,000	236,628
		3,321,190
Information Technology 3.9%
Apple, Inc., 2.006% *, 2/22/2019	100,000	101,330
International Business Machines Corp., 1.369% *, 2/6/2018	150,000	150,214
Oracle Corp., 1.35% *, 7/7/2017	150,000	150,041
		401,585
Telecommunication Services 7.1%
AT&T, Inc., 1.7%, 6/1/2017	300,000	300,000
Cisco Systems, Inc.:
1.441% *, 6/15/2018	200,000	200,642
1.492% *, 9/20/2019	125,000	125,696
1.772% *, 2/21/2018	100,000	100,444
		726,782
Total Corporate Bonds (Cost $6,140,386)		6,155,285
Certificates of Deposit * 22.9%
Bank of Montreal, 1.359%, 10/12/2018	250,000	250,324
Canadian Imperial Bank of Commerce, 1.37%, 9/13/2018	270,000	269,932
Citibank NA, 1.25%, 10/11/2017	180,000	179,991
Credit Suisse AG, 2.406%, 3/8/2018	300,000	300,607
Nordea Bank AB, 1.6%, 9/6/2017	245,000	245,415
Skandinaviska Enskilda Banken AB, 1.252%, 4/5/2018	200,000	200,161
State Street Bank & Trust Co., 1.618%, 7/14/2017	450,000	450,351
Svenska Handelsbanken AB, 1.581%, 2/12/2019	180,000	179,940
Westpac Banking Corp., 1.652%, 8/11/2017	250,000	250,309
Total Certificates of Deposit (Cost $2,324,827)		2,327,030
Commercial Paper 9.1%
Issued at Discount **
Danske Corp.:
1.482%, 11/1/2017	340,000	337,967
1.683%, 2/15/2018	158,000	156,123
Ford Motor Credit Co., LLC, 1.355%, 7/11/2017	250,000	249,629
National Australia Bank Ltd., 1.502%, 4/5/2018	185,000	182,804
Total Commercial Paper (Cost $926,380)		926,523
Municipal Bonds and Notes 7.5%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 1.1% ***, 5/1/2048, LOC: Bank of China	135,000	135,000
New York, State Housing Finance Agency Revenue, 222 East 44th Street, Series B, 1.08% ***, 5/1/2050, LOC: Bank of China	175,000	175,000
University of California, State Revenues:
Series Y-1, 1.495% *, Mandatory Put 7/1/2017 @100, 7/1/2041	200,000	200,000
Series Y-2, 1.495% *, Mandatory Put 7/1/2017 @100, 7/1/2041	255,000	255,000
Total Municipal Bonds and Notes (Cost $764,910)		765,000
	Shares	Value ($)
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 0.85% (a) (Cost $7,299)	7,299	7,299
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $10,163,802) †	100.0	10,181,137
Other Assets and Liabilities, Net	0.0	3,220
Net Assets	100.0	10,184,357

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $10,163,802. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $17,335. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,053 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,718.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of May 31, 2017.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (b)	$—	$6,155,285	$—	$6,155,285
Certificates of Deposit	—	2,327,030	—	2,327,030
Commercial Paper		926,523		926,523
Municipal Bonds and Notes	—	765,000	—	765,000
Short-Term Investments	7,299	—	—	7,299
Total	$7,299	$10,173,838	$—	$10,181,137

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Investment Grade Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017